Updating Summary Prospectus for Existing Investors
May 1, 2024
Protective Variable Annuity Investors Series	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 Fax: 205‑268‑6479 www.protective.com
This Updating Summary Prospectus summarizes key features of the Protective Variable Annuity Investors Series Contract (the “Contract”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.
The Prospectus for the Protective Variable Annuity Investors Series Contract (the “Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-456-6330 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT	FUND-1

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Accumulation Unit A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.
Administrative Office Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Annuity Date The date as of which the Annuity Value is applied to an Annuity Option.
Annuity Option The payout option under which the Company makes annuity income payments.
Annuity Value The amount we apply to the Annuity Option you have selected. Generally, this amount is your Contract Value plus any increase resulting from the PayStream Plus Annuitization Benefit, if applicable, less any applicable fees, charges and premium taxes.
Code The Internal Revenue Code of 1986, as amended.
Contract  The Protective Variable Annuity Investors Series, a flexible premium, deferred, variable and fixed annuity contract.
Contract Anniversary The same month and day as the Issue Date in each subsequent year of the Contract.
Contract Value  Before the Annuity Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Issue Date or any Contract Anniversary.
DCA Dollar cost averaging.
DCA Accounts A part of the Guaranteed Account, but separate from the Fixed Account. The DCA Accounts are designed to transfer amounts to the Sub-Accounts of the Variable Account systematically over a designated period.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Date.
Fixed Account A part of the Guaranteed Account, but separate from the DCA Accounts. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Good Order (“good order”) A request or transaction generally is considered in “Good Order” if we receive it in our Administrative Office within the time limits, if any, prescribed in the Prospectus for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the request or transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to effect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Options affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.
Guaranteed Account The Fixed Account, the DCA Accounts and any other Investment Option we may offer with interest rate guarantees.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Issue Date The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Monthly Anniversary Date The same day each month as the Issue Date, or the last day of any month that does not have the same day as the Issue Date.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Qualified Plans Retirement plans that receive favorable tax treatment under Sections 401, 408, 408A or 457 of the Code.
Sub-Account A separate division of the Variable Account.
Variable Account The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.
Written Notice A notice or request submitted in writing in Good Order that we receive at the Administrative Office via U.S. postal service or nationally recognized overnight delivery service. Please note that we use the term “written notice” in lower case to refer to a notice that we may send to you.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
•
The Invesco V.I. Conservative Balanced Fund was reorganized into the Invesco V.I. Equity and Income Fund.

•
For updated Fund performance and fee information please see the FUND APPENDIX.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender or make a withdrawal from your Contract within seven (7) years following your last Purchase Payment and before the Annuity Date, you will be assessed a surrender charge of up to 7% on the amount of the withdrawal minus the annual free withdrawal amount. The surrender charge starts at 7% and declines to 0% over seven (7) years.
For example, assume you purchased a Contract with a single Purchase Payment of $100,000 and surrendered the Contract during the first Contract Year. Your free withdrawal amount is $10,000 (10% x $100,000) and is not subject to a surrender charge. You will be assessed a surrender charge of up to $6,300 (7% x $90,000) on the remaining amount of your surrender request.
For additional information about charges for surrenders and early withdrawals, see “CHARGES AND DEDUCTIONS – Surrender Charge (Contingent Deferred Sales Charge)” and “FEE TABLE -- Transactions Fees” in the Prospectus.

Transaction Charges
In addition to surrender charges, you may also be charged $25 per transfer after the first 12 transfers in a Contract Year. Currently, we do not assess this charge.
For additional information about transaction charges, see “FEE TABLE - Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base contract (1)	1.03%	1.03%
Investment options (Fund fees and expenses) (2)	0.35%	5.20%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (if elected) (3)	0.20%	0.20%

(1)
As a percentage of average Variable Account Value. We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value. The Return of Purchase Payments Death Benefit Fee is paid on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges, that substantially increase costs.
Lowest Annual Cost: $1,401	Highest Annual Cost: $6,290
Assumes:	Assumes:
• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No optional benefits • No additional Purchase Payments, transfers or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Fund fees and expenses • No additional Purchase Payments, transfers, or withdrawals
For additional information about annual charges, see “FEE TABLE” AND “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, surrender charges and federal and state income taxes may apply.
Surrender charges may apply for up to seven (7) years following your last Purchase Payment. Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Investment Options
Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

Optional Benefits
If you elect to participate in the optional Allocation Adjustment Program, you may not allocate Purchase Payments into restricted Sub-Accounts.
Withdrawals may reduce the optional Return of Purchase Payments Death Benefit by an amount greater than the value withdrawn, and could terminate the benefit.
We may stop offering the optional death benefit at any time.
For additional information about the optional death benefit, see “DEATH BENEFITS - Selecting A Death Benefit” in the Prospectus.

TAXES
Tax Implications
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

CONFLICTS OF INTEREST
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

FUND APPENDIX
FUNDS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	AB Variable Products Series Fund, Inc. - Discovery Value Portfolio - Class B(5)	1.06%	16.86%	10.51%	7.29%
U.S. Equity	AB Variable Products Series Fund, Inc. - Large Cap Growth Portfolio - Class B(1)(5)	0.91%	34.78%	17.56%	14.60%
U.S. Equity	AB Variable Products Series Fund, Inc. - Relative Value Portfolio - Class B(1)(5)	0.86%	11.72%	11.57%	9.05%
U.S. Equity	AB Variable Products Series Fund, Inc. - Small Cap Growth Portfolio - Class B(1)(5)	1.15%	17.72%	10.29%	8.26%
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%
Allocation	American Funds Insurance Series® Capital Income Builder® - Class 4(1)	0.78%	8.75%	7.18%	—
International Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4(1)	0.91%	20.65%	10.07%	7.36%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 4(1)(5)	0.91%	22.29%	13.36%	9.30%
U.S. Equity	American Funds Insurance Series® Growth Fund - Class 4(5)	0.84%	38.13%	18.38%	14.07%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
Taxable Bond	American Funds Insurance Series® The Bond Fund of America® - Class 4(1)	0.73%	4.72%	1.62%	1.83%
Taxable Bond	American Funds Insurance Series® U.S. Government Securities Fund® - Class 4(1)	0.76%	2.62%	0.79%	1.27%
Allocation	BlackRock 60/40 Target Allocation ETF V.I. Fund - Class III(1)(5)	0.56%	15.32%	8.69%	—
Allocation	BlackRock Global Allocation V.I. Fund - Class III - BlackRock (Singapore) Limited; BlackRock International Limited(1)(5)	1.02%	12.49%	7.39%	4.63%
U.S. Equity	ClearBridge Variable Dividend Strategy Portfolio - Class II - ClearBridge Investments, LLC(5)	1.00%	14.01%	13.35%	10.17%
U.S. Equity	ClearBridge Variable Large Cap Growth Portfolio - Class II - ClearBridge Investments, LLC(5)	1.01%	43.66%	15.22%	—
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC(5)	1.08%	12.62%	10.46%	6.83%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC(5)	1.05%	8.12%	9.29%	7.62%
Allocation	Columbia Variable Portfolio - Balanced Fund - Class 2(5)	1.01%	21.10%	10.71%	7.83%
Taxable Bond	Columbia Variable Portfolio - Intermediate Bond Fund - Class 2	0.76%	5.96%	1.34%	1.99%
Taxable Bond	Columbia Variable Portfolio - Limited Duration Credit Fund - Class 2(1)	0.66%	6.66%	2.36%	1.65%
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Value Fund - Class 2(1)(5)	1.07%	10.05%	13.05%	8.16%
FUND-1

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Columbia Variable Portfolio - Strategic Income Fund - Class 2(1)(5)	0.94%	9.20%	2.91%	2.99%
Allocation	Fidelity® VIP Asset Manager Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.78%	12.65%	7.22%	5.14%
Allocation	Fidelity® VIP Balanced Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.69%	21.29%	12.16%	8.81%
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.81%	33.12%	16.36%	11.33%
Sector Equity	Fidelity® VIP Energy Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.86%	0.70%	13.36%	2.37%
Allocation	Fidelity® VIP FundsManager 20% Portfolio - Service Class 2(1)	0.70%	7.91%	3.74%	3.03%
Allocation	Fidelity® VIP FundsManager 85% Portfolio - Service Class 2(1)(5)	0.93%	17.48%	11.10%	7.72%
Sector Equity	Fidelity® VIP Health Care Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.84%	4.01%	9.50%	10.39%
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC(5)	0.35%	25.88%	15.27%	11.64%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	6.00%	1.72%	2.08%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(5)	0.82%	14.80%	12.17%	7.85%
Allocation	Fidelity® VIP Target Volatility Portfolio - Service Class 2(1)(5)	0.80%	13.93%	6.84%	5.25%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.90%	43.77%	13.76%	10.37%
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.71%	8.62%	6.98%	5.01%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(4)	1.15%	20.31%	10.16%	5.98%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(4)(5)	0.93%	13.46%	7.82%	5.43%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	0.90%	12.08%	13.75%	10.23%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)(5)	0.91%	12.75%	11.06%	7.04%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)(5)	1.08%	26.74%	13.51%	8.96%
Taxable Bond	Franklin Strategic Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.09%	8.18%	1.96%	1.77%
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 - Franklin Advisers, Inc.	0.77%	4.47%	0.22%	0.73%
FUND-2

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)(5)	1.07%	18.43%	7.55%	3.19%
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)(5)	0.99%	18.45%	13.48%	9.33%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(4)(5)	1.09%	11.11%	13.06%	7.82%
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)(5)	1.06%	18.95%	9.76%	7.53%
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)(5)	1.00%	41.65%	17.05%	12.88%
Allocation	Goldman Sachs VIT Trend Driven Allocation Fund - Service Class(1)	0.97%	15.57%	4.81%	3.41%
Taxable Bond	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)(1)	1.18%	11.12%	3.98%	3.40%
Alternative	Guggenheim Variable Trust - Global Managed Futures Strategy Fund(1)	2.05%	3.80%	5.28%	1.87%
Nontraditional Equity	Guggenheim Variable Trust - Long Short Equity Fund	1.92%	12.75%	5.76%	3.32%
Alternative	Guggenheim Variable Trust - Multi-Hedge Strategies Fund(1)	1.75%	4.37%	4.21%	2.52%
U.S. Equity	Invesco® V.I. American Value Fund - Series II(5)	1.14%	15.29%	12.45%	6.98%
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)	1.13%	6.40%	4.66%	3.79%
U.S. Equity	Invesco® V.I. Capital Appreciation Fund - Series II(1)(5)	1.05%	35.03%	16.10%	11.28%
U.S. Equity	Invesco® V.I. Comstock Fund - Series II(5)	1.00%	12.10%	13.20%	8.65%
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II(5)	1.12%	12.85%	12.47%	9.52%
Allocation	Invesco® V.I. Equity and Income Fund - Series II(5)	0.82%	10.24%	9.64%	6.78%
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(5)	1.15%	17.86%	8.15%	4.07%
International Equity	Invesco® V.I. Global Fund - Series II (5)	1.07%	34.45%	12.02%	8.21%
Sector Equity	Invesco® V.I. Global Real Estate Fund - Series II - Invesco Asset Management Limited(5)	1.27%	8.82%	1.85%	2.84%
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)(4)	1.17%	8.60%	1.04%	1.25%
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.94%	4.46%	0.42%	0.90%
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II(5)	1.00%	12.41%	11.49%	7.98%
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)(5)	1.05%	22.83%	13.28%	9.74%
U.S. Equity	Invesco® V.I. Main Street Small Cap Fund® - Series II(5)	1.13%	17.82%	12.79%	8.66%
U.S. Equity	Invesco® V.I. Small Cap Equity Fund - Series II(5)	1.20%	16.26%	12.14%	6.28%
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.63%	4.53%	1.53%	0.94%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.90%	6.34%	3.20%	3.51%
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC(1)(5)	0.99%	15.94%	13.20%	10.20%
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)(5)	1.08%	14.33%	9.90%	7.06%
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC(5)	1.16%	10.40%	8.85%	7.20%
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC(4)(5)	1.15%	14.97%	10.87%	6.57%
Taxable Bond	Lord Abbett Series Fund - Short Duration Income Portfolio - Class VC	0.85%	4.97%	1.70%	—
FUND-3

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
U.S. Equity	MFS® VIT Growth Series - Service Class(1)(2)(5)	0.98%	35.51%	15.59%	12.69%
International Equity	MFS® VIT II Emerging Markets Equity Portfolio - Service Class(1)(2)(5)	1.48%	10.71%	1.79%	1.31%
International Equity	MFS® VIT II International Intrinsic Value Portfolio - Service Class(1)(2)(5)	1.14%	17.37%	8.31%	6.66%
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)(2)(5)	0.98%	23.70%	16.39%	12.44%
U.S. Equity	MFS® VIT Investors Trust Series - Service Class(1)(2)(5)	1.03%	18.66%	13.27%	10.00%
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)(2)(5)	1.12%	14.25%	10.81%	7.41%
U.S. Equity	MFS® VIT Research Series - Service Class(1)(2)(5)	1.04%	22.12%	14.13%	10.55%
Taxable Bond	MFS® VIT Total Return Bond Series - Service Class(1)(2)	0.78%	7.13%	1.58%	1.96%
Allocation	MFS® VIT Total Return Series - Service Class(1)(2)(5)	0.86%	10.22%	8.27%	6.27%
Sector Equity	MFS® VIT Utilities Series - Service Class(1)(2) (5)	1.04%	-2.33%	8.05%	6.13%
U.S. Equity	MFS® VIT Value Series - Service Class(1)(2)(5)	0.94%	7.63%	11.07%	8.25%
Allocation	PIMCO VIT All Asset Portfolio - Advisor Class - Research Affiliates LLC(1)(5)	2.29%	8.02%	5.90%	3.93%
Allocation	PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class(1)	1.31%	13.64%	5.40%	4.03%
Taxable Bond	PIMCO VIT High Yield Portfolio - Advisor Class(5)	0.87%	12.11%	4.72%	4.04%
Taxable Bond	PIMCO VIT Income Portfolio - Advisor Class(5)	1.13%	8.14%	3.22%	—
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.11%	3.88%	-1.40%	1.96%
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.79%	4.87%	0.88%	0.82%
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	0.94%	3.57%	3.05%	2.15%
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.76%	5.80%	2.02%	1.76%
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.85%	5.83%	0.98%	1.60%
Allocation	Protective Life Dynamic Allocation Series - Conservative Portfolio(1)	0.90%	11.44%	2.81%	—
Allocation	Protective Life Dynamic Allocation Series - Growth Portfolio(1)	0.90%	18.34%	4.73%	—
Allocation	Protective Life Dynamic Allocation Series - Moderate Portfolio(1)	0.90%	13.52%	3.46%	—
U.S. Equity	Royce Capital Micro-Cap Portfolio - Service Class(4)(5)	1.46%	18.56%	11.84%	5.28%
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class(4)(5)	1.39%	25.53%	9.90%	5.35%
Commodities	Rydex Variable Trust Commodities Strategy Fund(1)(3)	1.78%	-6.24%	7.44%	-4.79%
Miscellaneous	Rydex Variable Trust Inverse Government Long Bond Strategy Fund(1)(3)	5.09%	4.22%	1.03%	-3.28%
U.S. Equity	T. Rowe Price® Blue Chip Growth Portfolio - II Class(1)(5)	1.00%	48.96%	13.22%	12.03%
Sector Equity	T. Rowe Price® Health Sciences Portfolio - II Class(5)	1.11%	2.68%	10.96%	11.03%
International Equity	Templeton Developing Markets VIP Fund - Class 2 - Franklin Templeton Investment Management, Ltd(1)(5)	1.35%	12.62%	4.22%	2.32%
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)(4)(5)	1.07%	20.76%	5.27%	1.28%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	2.88%	-2.13%	-0.66%
International Equity	Templeton Growth VIP Fund - Class 2 - Templeton Global Advisors, Ltd.;Templeton Asset Management Ltd.(1)(4)(5)	1.12%	21.01%	6.47%	3.24%
FUND-4

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Taxable Bond	Western Asset Core Plus VIT Portfolio - Class II - Western Asset Management Company Pte Ltd. – Singapore; Western Asset Management Company, LLC; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Limited – UK	0.76%	6.44%	0.98%	—

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

(3)
The Sub-Account investing in this Rydex fund is no longer offered as an Investment Option under the Contract. Please see “The Funds.”

(4)
This fund will not be available to Contracts issued on or after May 1, 2021.

(5)
The Sub-Accounts that invest in these Funds are monitored under the Allocation Adjustment Program. If you elect to participate in the Allocation Adjustment Program and the Accumulation Unit value of a monitored Sub Account is equal to or below a specified level on any Monthly Anniversary Date, the Sub-Account will be temporarily “restricted” from a/locations of Purchase Payments and Contract Value and we will transfer all existing Contract Value in the Sub-Account to the Invesco® V.I. U.S. Government Money Portfolio Sub-Account. See ‘’The Allocation Adjustment Program” in the Prospectus.

FUND-5

This Updating Summary Prospectus incorporates by reference the Protective Variable Annuity Investors Series Contract’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2024, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000131791